     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 4, 2004


                                                REGISTRATION NO. 33-43773
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                        POST-EFFECTIVE AMENDMENT NO. 27                      [X]


                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 46                             [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
                                 (609) 274-6900
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                             MARY E. THORNTON, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on  ______________ pursuant to paragraph (b) of Rule 485

            (date)


[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2004 for the Contracts, as filed in Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 33-43773) filed on April 23, 2004, and the statement of additional information dated May 1, 2004, as revised on May 19, 2004, for the Contracts, as filed in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 33-43773) filed on May 19, 2004.

                       MERRILL LYNCH RETIREMENT PLUS(SM)



                                   ISSUED BY


                      MERRILL LYNCH LIFE INSURANCE COMPANY


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B



                        SUPPLEMENT DATED OCTOBER 4, 2004


                                     TO THE


                          PROSPECTUS DATED MAY 1, 2004



This supplement describes a change to the fee for the Guaranteed Minimum Income Benefit ("GMIB") for certain Retirement Plus variable annuity contracts (the "Contracts") issued by Merrill Lynch Life Insurance Company ("we" or "us"). This change applies to Contracts issued after October 15, 2004 unless we receive all information required to issue the Contract in accordance with our administrative procedures (including the initial premium payment for Contract purchases other than those intended to replace existing annuity contracts) by the close of business on October 15, 2004 (such Contracts are referred to herein as "Covered Contracts"). For Contracts issued as replacements, this change applies unless we receive all information required to issue the Contract, except the initial premium payment, by the close of business on October 15, 2004.



1. GMIB FEE



For Covered Contracts, the GMIB Fee will be 0.50%. All references to the GMIB Fee in the Prospectus are modified accordingly.



2. FEE TABLE



For Covered Contracts, the following replaces the line in the table captioned "Periodic Charges Other Than Fund Expenses--Annual Charges for Optional Riders" on page 12 of the Prospectus:



Guaranteed Minimum Income Benefit(5)                           0.50%


---------------


(5) The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB Fee will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date.



3. EXAMPLE





For Covered Contracts, the following replaces the "Example" section on page 13 of the Prospectus in its entirety:



This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Maintenance Charge, Separate Account Annual Expenses (assuming you are invested in Account A), the Estate Enhancer charge, the GMIB Fee, and Annual Fund Operating Expenses.



The Example assumes that you invest $10,000 in Account A for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1) If you surrender the Contract at the end of the applicable time period:



     Assuming the maximum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,215   $2,203    $3,189     $5,809

     Assuming the minimum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $908    $1,292    $1,683     $2,979



(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:



     Assuming the maximum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $591    $1,767    $2,933     $5,809



     Assuming the minimum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $261     $806     $1,383     $2,979



The Example reflects the $40 contract maintenance charge as 0.0356% of average assets. The Example also assumes the Estate Enhancer benefit and GMIB Rider are elected. It reflects the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters for the Estate Enhancer benefit, and the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base determined monthly and deducted quarterly from your Account A value. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLE.



                                     * * *



If you have any questions, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Prospectus for your reference.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       (1)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account A as of December 31, 2003 and for the two years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (2)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account B as of December 31, 2003 and for the two years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (3)          Financial Statements of Merrill Lynch Life Insurance Company
                     for the three years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional
                     Information (Part B of the Registration Statement)
(b)    Exhibits
       (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Merrill Lynch Life
                     Variable Annuity Separate Account A and Merrill Lynch Life
                     Variable Annuity Separate Account B. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (2)          Not Applicable
       (3)          Underwriting Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (4)(a)       Individual Variable Annuity Contract issued by Merrill Lynch
                     Life Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (b)          Merrill Lynch Life Insurance Company Contingent Deferred
                     Sales Charge Waiver Endorsement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                     N-4, Registration No. 33-43773 Filed December 10, 1996).
       (c)          Individual Retirement Annuity Endorsement. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (d)          Merrill Lynch Life Insurance Company Endorsement.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (e)          Individual Variable Annuity Contract (revised) issued by
                     Merrill Lynch Life Insurance Company (ML-VA-002)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-43773
                     Filed April 26, 1995).
       (f)          Merrill Lynch Life Insurance Company Endorsement (ML008)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-43773
                     Filed April 26, 1995).
       (g)          Merrill Lynch Life Insurance Company Individual Variable
                     Annuity Contract (ML-VA-001) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 7 to Form N-4,
                     Registration No. 33-43773 Filed April 26, 1995).
       (h)          Tax-Sheltered Annuity Endorsement. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43773 Filed April 13,
                     1999).

       (i)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML043) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (j)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML044) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (k)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML045) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (l)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML046) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (m)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML047) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (n)          Merrill Lynch Life Insurance Company Death Benefit
                     Enhancement Riders (ML048 and ML049) (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2,
                     2001).
       (o)          Form of Contract Schedules to Individual Variable Annuity
                     Contracts ML-VA-001 and ML-VA-002 (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2,
                     2001).
       (p)          Guaranteed Minimum Income Benefit Rider (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 23 to Form N-4, Registration No. 33-43773 Filed October 8,
                     2002).
       (5)          Form of Application for the Flexible Premium Individual
                     Deferred Variable Annuity (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (6)(a)       Articles of Amendment, Restatement and Redomestication of
                     the Articles of Incorporation of Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (b)          Amended and Restated By-laws of Merrill Lynch Life Insurance
                     Company. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (7)          Not Applicable
       (8)(a)       Amended General Agency Agreement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-43773 Filed April 28, 1994).
       (b)          Indemnity Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
       (c)          Management Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (d)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Reserve Assets
                     Fund. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).

       (e)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Domestic Money
                     Market Fund. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (f)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Valuation and Purchase Procedures. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (g)          Amended Service Agreement Between Merrill Lynch Life
                     Insurance Company and Merrill Lynch Insurance Group, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 5 to Form N-4, Registration No. 33-43773
                     Filed April 28, 1994).
       (h)          Reimbursement Agreement Between Merrill Lynch Asset
                     Management, Inc. and Merrill Lynch Life Agency, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (i)          Amendment to the Reimbursement Agreement Between Merrill
                     Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                     Inc. (Incorporated by Reference to Registrant's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
       (j)          Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc., Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York, and Family
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-43773 Filed April 28, 1994).
       (k)          Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (l)          Amendment to the Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Registration Statement on Form N-4,
                     Registration No. 333-90243 Filed November 3, 1999).
       (m)          Participation Agreement By And Among AIM Variable Insurance
                     Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 11 to Form N-4,
                     Registration No. 33-43773 Filed April 23, 1997).
       (n)          Amendment to the Participation Agreement By And Among AIM
                     Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                     Merrill Lynch Life Insurance Company. (Incorporated by
                     Reference to Registrant's Registration Statement on Form
                     N-4, Registration No. 333-90243 Filed November 3, 1999).
       (o)          Form of Participation Agreement Among Merrill Lynch Life
                     Insurance Company, Alliance Capital Management L.P., and
                     Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                     N-4, Registration No. 33-43773 Filed December 10, 1996).
       (p)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                     (Incorporated by Reference to Registrant's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).
       (q)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                     (Incorporated by Reference to Registrant's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).

       (r)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                     (Incorporated by Reference to Registrant's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).
       (s)          Form of Participation Agreement Among MFS Variable Insurance
                     Trust, Merrill Lynch Life Insurance Company, and
                     Massachusetts Financial Services Company. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (t)          Amendment to the Participation Agreement Among MFS()(R)
                     Variable Insurance Trust(SM), Merrill Lynch Life Insurance
                     Company, and Massachusetts Financial Services Company dated
                     May 1, 1997. (Incorporated by Reference to Registrant's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
       (u)          Form of Participation Agreement Among Merrill Lynch Life
                     Insurance Company, Hotchkis and Wiley Variable Trust, and
                     Hotchkis and Wiley. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43773 Filed May 1, 1998).
       (v)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company and Hotchkis and Wiley Variable
                     Trust. (Incorporated by Reference to Registrant's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
       (w)          Form of Amendment to Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43773 Filed May 1, 1998).
       (x)          Form of Participation Agreement Between Merrill Lynch,
                     Pierce, Fenner & Smith Incorporated and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43773 Filed May 1, 1998).
       (y)          Form of Participation Agreement Between Mercury Asset
                     Management V.I. Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 15 to Form N-4,
                     Registration No. 33-43773 Filed April 13, 1999).
       (z)          Form of Participation Agreement Between Davis Variable
                     Account Fund, Inc. and Merrill Lynch Life Insurance
                     Company. (Incorporated by Reference to Registrant's Pre-
                     Effective Amendment No. 2 to Form N-4, Registration No.
                     333-90243 Filed March 31, 2000).
       (aa)         Form of Participation Agreement Between American Century
                     Investment Services, Inc. and Merrill Lynch Life Insurance
                     Company. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 19 to Form N-4, Registration
                     No. 33-43773 Filed April 30, 2001).
       (bb)         Form of Participation Agreement Between PIMCO Variable
                     Insurance Trust and Merrill Lynch Life Insurance Company.
                     (Incorporated by Reference to Registrant's Pre-Effective
                     Amendment No. 2 to Form N-4, Registration No. 333-90243
                     Filed March 31, 2000.)
       (cc)         Form of Participation Agreement Between Federated Securities
                     Corp., Insurance Series, and Merrill Lynch Life Insurance
                     Company. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 7 to Form N-4, Registration
                     No. 333-90243 Filed April 23, 2004.)
       (dd)         Form of Participation Agreement Between PIMCO Advisors VIT,
                     OCC Distributors LLC, and Merrill Lynch Life Insurance
                     Company. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 7 to Form N-4, Registration
                     No. 333-90243 Filed April 23, 2004.)

       (ee)         Form of Participation Agreement Between Van Kampen Life
                     Investment Trust and Merrill Lynch Life Insurance Company.
                     (Incorporated by Reference to Registrant's Pre-Effective
                     Amendment No. 2 to Form N-4, Registration No. 333-90243
                     Filed March 31, 2000.)
       (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                     to the legality of the securities being registered.
                     (Incorporated by Reference to Registrant's Post-effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (10)(a)      Written Consent of Sutherland Asbill & Brennan LLP.
       (b)          Written Consent of Deloitte & Touche LLP, independent
                     auditors.
       (c)          Written Consent of Barry G. Skolnick, Esq.
       (11)         Not Applicable
       (12)         Not Applicable
       (13)(a)      Power of Attorney from Barry G. Skolnick (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 4 to
                     Form N-4, Registration No. 33-43773 Filed March 2, 1994).
       (b)          Power of Attorney from H. McIntyre Gardner (Incorporated by
                     Reference to Registrant's Registration Statement on Form
                     N-4, Registration No. 333-63904 Filed June 26, 2001).
       (c)          Power of Attorney from Nikos K. Kardassis (Incorporated by
                     Reference to Registrant's Pre-Effective Amendment No. 1 to
                     Form N-4, Registration No. 333-63904 Filed September 10,
                     2001).
       (d)          Power of Attorney from Christopher J. Grady (Incorporated by
                     Reference to Registrant's Registration Statement on Form
                     N-4, Registration No. 333-63904 Filed June 26, 2001).
       (e)          Power of Attorney from Deborah J. Adler (Incorporated by
                     Reference to Registrant's Post-
                     Effective Amendment No. 6 to Form N-4, Registration No.
                     333-90243 Filed April 22, 2003).
       (f)          Power of Attorney from Joseph E. Justice (Incorporated by
                     Reference to Registrant's Post-
                     Effective Amendment No. 6 to Form N-4, Registration No.
                     333-90243 Filed April 22, 2003).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*

            NAME                  PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------
Deborah J. Adler............  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         and Chief Actuary.
H. McIntyre Gardner.........  4 World Financial Center             Director and Chairman of the
                              New York, NY 10080                   Board.
Christopher J. Grady........  800 Scudders Mill Road -- 3D         Director and Senior Vice
                              Plainsboro, New Jersey 08536         President.
Joseph E. Justice...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief
                                                                   Financial Officer, and Treasurer.
Nikos K. Kardassis..........  800 Scudders Mill Road -- 3D         Director, President and Chief
                              Plainsboro, New Jersey 08536         Executive Officer.
Barry G. Skolnick...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         and General Counsel.
Andrew J. Bucklee...........  1300 Merrill Lynch Drive, 2nd Floor  Senior Vice President.
                              Pennington, New Jersey 08534
Brian H. Buckley............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Toni DeChiara...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Alison Denis................  800 Scudders Mill Road -- 3D         Senior Vice President
                              Plainsboro, New Jersey 08536
Edward W. Diffin, Jr........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534

            NAME                  PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------
Scott Edblom................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product
                              Pennington, New Jersey 08534         Actuary.
Amy L. Ferrero..............  4804 Deer Lake Drive East            Senior Vice President,
                              Jacksonville, FL 32246               Administration.
Frances C. Grabish..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Roger Helms.................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Patrick Lusk................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed
                              Pennington, New Jersey 08534         Actuary.
Robin A. Maston.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Senior Compliance
                              Pennington, New Jersey 08534         Officer, and Assistant Secretary.
Concetta M. Ruggiero........  800 Scudders Mill Road -- 3D         Senior Vice President.
                              Plainsboro, New Jersey 08536
Lori M. Salvo...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Senior Counsel,
                              Pennington, New Jersey 08534         and
                                                                   Director of Compliance.
Greta Rein Ulmer............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Kelley Woods................  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Connie F. Yost..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534

---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Fund Asset Management, L.P. (5)....................        Delaware
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       Merrill Lynch Investment Managers, LLC...........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
  ML IBK Positions, Inc. ...............................        Delaware
     Merrill Lynch Capital Corporation..................        Delaware
  ML Leasing Equipment Corp. (7)........................        Delaware
  Merrill Lynch Canada Holdings Company.................        Nova Scotia
     Merrill Lynch Canada Finance Company...............        Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ..................        Ontario
       Merrill Lynch Canada Inc. .......................        Canada
Merrill Lynch Bank USA..................................        Utah
  Merrill Lynch Bank USA Funding Corporation............        Delaware
  Merrill Lynch Business Financial Services Inc. .......        Delaware
  Merrill Lynch Credit Corporation......................        Delaware
     Merrill Lynch NJ Investment Corporation............        New Jersey
  Merrill Lynch Utah Investment Corporation.............        Utah
  Merrill Lynch Community Development Company, LLC......        New Jersey
  Merrill Lynch Commercial Finance Corp. ...............        Delaware
Merrill Lynch International Incorporated................        Delaware
  Merrill Lynch (Australasia) Pty Limited...............        New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited......        Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)..............................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited (9)...............        England
          Merrill Lynch International (10)..............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V. .........................................        Spain

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch (Singapore) Pte. Ltd. (11).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch Argentina S.A. ......................        Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M..................................        Argentina
     Banco Merrill Lynch de Investimentos S.A. .........        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch France S.A.S. .......................        France
       Merrill Lynch Capital Markets (France) S.A.S. ...        France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ....        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .............        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.

 (6) Held through several intermediate subsidiaries.

 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Held through an intermediate subsidiary.

 (10) Partially owned by another indirect subsidiary of ML & Co.

 (11) Held through intermediate subsidiaries.

 (12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27.  NUMBER OF CONTRACTS


The number of Contracts in force as of July 23, 2004 was 77,641.


ITEM 28.  INDEMNIFICATION

There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

     Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; and ML of New York Variable Annuity Separate Account D.

(b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

      NAME AND PRINCIPAL
       BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------  -----------------------------------------------------
Candace E. Browning              Director and Senior Vice President
Gregory J. Fleming               Director and Executive Vice President
James P. Gorman                  Director, Chairman of the Board and Chief Executive
                                 Officer
Do Woo Kim                       Director and Executive Vice President
Carlos M. Morales                Director and Senior Vice President
Rosemary T. Berkery              Executive Vice President
Ahmass L. Fakahany               Executive Vice President
Allen G. Braithwaite, III        Treasurer

     -----------------------------------
Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

(c) Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill

Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 4th day of August, 2004.


                                          Merrill Lynch Life Variable Annuity
                                          Separate Account A
                                                         (Registrant)



Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
                                                       ----------------------------------------------------
----------------------------------------------------      Barry G. Skolnick
       Edward W. Diffin, Jr.                              Senior Vice President and General Counsel
       Vice President and Senior Counsel

                                                       Merrill Lynch Life Insurance Company
                                                               (Depositor)

Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
                                                       ----------------------------------------------------
----------------------------------------------------      Barry G. Skolnick
       Edward W. Diffin, Jr.                              Senior Vice President and General Counsel
       Vice President and Senior Counsel



As required by the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities indicated on August 4, 2004.


                      SIGNATURE                                            TITLE
                      ---------                                            -----

                          *                            Director, Senior Vice President, and Chief
  ------------------------------------------------       Actuary
                  Deborah J. Adler

                          *                            Director and Chairman of the Board
  ------------------------------------------------
                 H. McIntyre Gardner

                          *                            Director and Senior Vice President
  ------------------------------------------------
                Christopher J. Grady

                          *                            Director, Senior Vice President, Chief
  ------------------------------------------------       Financial Officer, and Treasurer
                  Joseph E. Justice

                          *                            Director, President, and Chief Executive
  ------------------------------------------------       Officer
                 Nikos K. Kardassis

             *By: /s/ BARRY G. SKOLNICK                In his own capacity as Director, Senior Vice
  ------------------------------------------------       President, and General Counsel, and as
                  Barry G. Skolnick                      Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                           DESCRIPTION
--------                          -----------
 10 (a)   Written Consent of Sutherland Asbill & Brennan LLP
    (b)   Written Consent of Deloitte & Touche LLP, independent
            auditors
    (c)   Written Consent of Barry G. Skolnick, Esq.